Other assets	12 Months Ended
Dec. 31, 2021
Other assets
Other assets

18.        Other assets

Other assets as of December 31, 2021 mainly consist of a deferred prepayment of €2.9 million for the reservation of manufacturing capacity. The prior year mainly comprised a deferred prepayment of €1.0 million in respect of a research project where certain milestone payments were due.